Vanguard Variable Insurance Funds—Small Company Growth Portfolio
Vanguard Variable Insurance Funds—Equity Income Portfolio
Supplement Dated October 1, 2021, to the Prospectuses and Summary Prospectuses Dated April 29, 2021
Important Changes to Vanguard Variable Insurance Funds—Small Company Growth Portfolio (the Small Company Growth Portfolio) and Vanguard Variable Insurance Funds—Equity Income Portfolio (the Equity Income Portfolio)

As previously announced, effective at the close of business on September 30, 2021, Binbin Guo has retired from Vanguard and no longer serves as a co-portfolio manager of Vanguard’s portion of the Small Company Growth Portfolio and Vanguard’s portion of the Equity Income Portfolio (each, a Portfolio, and collectively, the Portfolios). Accordingly, all references to Mr. Guo in the Portfolios’ Prospectuses and Summary Prospectuses are hereby deleted in their entirety.
Cesar Orosco remains as the sole portfolio manager of Vanguard’s portion of the Small Company Growth Portfolio, and Sharon Hill remains as the sole portfolio manager of Vanguard’s portion of the Equity Income Portfolio. Each Portfolio’s investment objective, strategies, and policies remain unchanged.
 © 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS PMVF 102021

Vanguard Variable Insurance Funds

Supplement Dated October 1, 2021, to the Statement of Additional Information Dated April 29, 2021

Important Changes to Vanguard Variable Insurance Funds—Small Company Growth Portfolio (the Small Company Growth Portfolio) and Vanguard Variable Insurance Funds—Equity Income Portfolio (the Equity Income Portfolio)
As previously announced, effective at the close of business on September 30, 2021, Binbin Guo has retired from Vanguard and no longer serves as a co-portfolio manager of Vanguard’s portion of the Small Company Growth Portfolio and Vanguard’s portion of the Equity Income Portfolio (each, a Portfolio, and collectively, the Portfolios). Accordingly, all references to Mr. Guo in the Statement of Additional Information are hereby deleted in their entirety.
Cesar Orosco remains as the sole portfolio manager for Vanguard’s portion of the Small Company Growth Portfolio, and Sharon Hill remains as the sole portfolio manager for Vanguard’s portion of the Equity Income Portfolio. Each Portfolio’s investment objective, strategies, and policies remain unchanged.
© 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 064H 102021